SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of Property and Equipment Net, Expected Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Leasehold improvements
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives, description	Over the shorter of the lease term or estimated useful lives
Buildings
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	20 years
Furniture, fixtures and equipment | Minimum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	3 years
Furniture, fixtures and equipment | Maximum
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	5 years
Motor vehicles
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Property and equipment net, expected useful lives	5 years